Notes on the consolidated statements of operations and comprehensive loss (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Income Statement [Abstract]
Schedule of reconciliations of information on reportable segments to IFRS measures
Reconciliation of reportable segment profit or loss:

Six months ended June 30, 2018
(in € thousands)	North America	International	Total
Revenue	22,939	30,075	53,014
Direct marketing expenses	(14,585)	(18,000)	(32,585)
Contribution margin	8,354	12,075	20,429

Cost of revenue
Data center expenses			(1,545)
Credit card fees			(1,087)
Mobile application processing fees			(2,133)
Gross profit			15,664
Other income			24
Other operating expenses
Sales and marketing expenses			(2,457)
Customer service expenses			(2,348)
Technical operations and development expenses			(3,374)
General and administrative expenses			(9,332)
Operating loss			(1,823)

Interest income and similar income			214
Interest expense and similar charges			(778)
Net finance expenses			(564)

Loss before taxes			(2,387)
Income tax benefit			1,240
Net loss			(1,147)

Revenue realized over time	22,939	30,075	53,014

Six months ended June 30, 2017
(in € thousands)	North America	International	Total
Revenue	11,155	30,961	42,116
Direct marketing expenses	(9,395)	(18,095)	(27,490)
Contribution margin	1,760	12,866	14,626

Cost of revenue
Data center expenses			(154)
Credit card fees			(762)
Mobile application processing fees			(633)
Gross profit			13,077
Other income			49
Other operating expenses
Sales and marketing expenses			(2,765)
Customer service expenses			(2,195)
Technical operations and development expenses			(2,764)
General and administrative expenses			(7,376)
Operating loss			(1,974)

Interest income and similar income			73
Interest expense and similar charges			(419)
Net finance expenses			(346)

Loss before taxes			(2,320)
Income tax benefit			616
Net loss			(1,704)

Revenue realized over time	11,155	30,961	42,116

Schedule Of Revenue

	Six months ended June 30,
in € thousands	2018	2017
Subscription revenue	52,537	42,116
Advertising revenue	477	—
Total Revenue	53,014	42,116

Impairment losses recognized on accounts receivable	1,646	2,931

Schedule of disclosure of earnings per share
The elements used in the computation of basic and diluted net (loss) earnings per share were as follows:

	Six months ended June 30,
(in € thousands, except per share amounts)	2018	2017
Net loss	€(1,147)	€(1,704)
Weighted average shares outstanding - basic and diluted	1,294	25
Net loss per share - basic and diluted	€(0.89)	€(68.16)